Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Net Income Per Limited Partner Unit
Diluted net income per limited partner unit for 2014 and 2013 reporting periods is the same as basic net income per limited partner unit as there were no potentially dilutive common or subordinated units outstanding as of December 31, 2014 or 2013.

(In millions)	2015	2014	2013
Net income attributable to MPLX LP	$156	$121	$78
Less: General partner’s distributions declared (including IDRs)(1)	60	6	2
Limited partners’ distributions declared on common units(1)	224	54	43
Limited partner’s distributions declared on subordinated units(1)	31	52	43
Undistributed net (loss) income attributable to MPLX LP	$(159)	$9	$(10)

(1)	See Note 8 for information regarding the distribution.

Schedule of Basic and Diluted Earnings Per Unit

	2015
(In millions, except per-unit data)	General Partner	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Basic and diluted net income attributable to MPLX LP per unit:
Net income attributable to MPLX LP:
Distributions declared (including IDRs)	$60	$224	$31	$315
Undistributed net loss attributable to MPLX LP	(3)	(127)	(29)	(159)
Net income attributable to MPLX LP	$57	$97	$2	$156
Weighted average units outstanding:
Basic	2	79	18	99
Diluted	2	80	18	100
Net income attributable to MPLX LP per limited partner unit:
Basic		$1.23	$0.11
Diluted		$1.22	$0.11

	2014
(In millions, except per-unit data)	General Partner	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Basic and diluted net income attributable to MPLX LP per unit:
Net income attributable to MPLX LP:
Distribution declared	$6	$54	$52	$112
Undistributed net income attributable to MPLX LP	2	4	3	9
Net income attributable to MPLX LP	$8	$58	$55	$121
Weighted average units outstanding:
Basic	2	37	37	76
Diluted	2	37	37	76
Net income attributable to MPLX LP:
Basic		$1.55	$1.50
Diluted		$1.55	$1.50

	2013
(In millions, except per-unit data)	General Partner	Limited Partners’ Common Units	Limited Partner’s Subordinated Units	Total
Basic and diluted net income attributable to MPLX LP per unit:
Net income attributable to MPLX LP:
Distribution declared	$2	$43	$43	$88
Undistributed net loss attributable to MPLX LP	—	(4)	(6)	(10)
Net income attributable to MPLX LP	$2	$39	$37	$78
Weighted average units outstanding:
Basic	1	37	37	75
Diluted	1	37	37	75
Net income attributable to MPLX LP per limited partner unit:
Basic		$1.05	$1.01
Diluted		$1.05	$1.01